Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 262,179	$ 239,539	$ 172,468
Currency translation adjustment	(12,839)	(35,105)	(45,038)
Currency impact of long-term funding	(8,824)	7,342	9,806
Income tax on currency impact of long term funding	396	(3,574)	(178)
Unrealized capital gain/(loss) - investments	11	(54)	20
Actuarial (loss)/gain on defined benefit pension plan	(2,485)	2,693	(4,125)
Realized (loss)/gain on interest rate hedge	(923)	4,617
Total comprehensive income	$ 237,515	$ 215,458	$ 132,953